Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	CAD 3,818	CAD 5,345
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	3,189	4,678
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	398	409
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	228	255
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	3	3
Other [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	815	837
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	44	99
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	86	78
Other [Member] | Real estate [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	2	22
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	412	464
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [Line Items]
Pledged amount	CAD 271	CAD 174